Liabilities and off-balance sheet commitments by maturity (Tables)	12 Months Ended
Dec. 31, 2025
Liabilities and off-balance sheet commitments by maturity [abstract]
Schedule of maturity of financial and non-financial liabilities

Liabilities and off-balance sheet commitments by maturity
in EUR million						Maturity not applicable
2025	Less than 1 month [1]	1–3 months	3–12 months	1–5 years	Over 5 years		Adjustment [2]	Total
Deposits from banks	10,303	2,433	2,392	1,737	1,617		34	18,517
Customer deposits	649,785	26,346	37,769	3,618	2,049		1,805	721,373
Financial liabilities at fair value through profit or loss
– Other trading liabilities	704	48	110	1,028	610		247	2,745
– Trading derivatives	2,509	2,290	4,604	7,508	2,459		1,311	20,681
– Non-trading derivatives	170	199	229	304	128		309	1,338
– Designated at fair value through profit or loss	39,279	6,980	937	4,112	4,560	36	-136	55,768
Debt securities in issue	3,300	18,814	40,682	55,199	34,522		-1,285	151,231
Subordinated loans					10,612	7,627	-140	18,100
Lease liabilities	15	34	172	574	304		-50	1,050
Financial liabilities	706,066	57,144	86,894	74,079	56,862	7,663	2,095	990,803

Other liabilities [3]	7,790	843	2,980	2,021	553			14,187

Total liabilities	713,856	57,986	89,874	76,100	57,415	7,663	2,095	1,004,990

Coupon interest due on financial liabilities	1,914	1,358	4,334	10,400	7,275	474		25,754

Commitments:
– Guarantees	28,690			552				29,242
– Irrevocable letters of credit	15,230							15,230
Guarantees issued by ING Groep N.V.	185							185
Irrevocable facilities	200,000	39	6	77	76			200,198
	244,105	39	6	629	76			244,855
[1]Includes liabilities on demand.
[2]This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting and fair value hedge adjustments, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).
[3]Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.

Liabilities and off-balance sheet commitments by maturity
in EUR million						Maturity not applicable
2024	Less than 1 month [1]	1–3 month	3–12 months	1–5 years	Over 5 years		Adjustment [2]	Total
Deposits from banks	9,104	1,367	2,085	1,637	2,484		47	16,723
Customer deposits	610,184	23,312	49,284	4,448	2,081		2,352	691,661
Financial liabilities at fair value through profit or loss
– Other trading liabilities	5,790	230	313	1,325	1,465		-34	9,089
– Trading derivatives	2,631	2,367	3,730	7,641	5,499		4,298	26,166
– Non-trading derivatives	419	57	-36	711	149		801	2,101
– Designated at fair value through profit or loss	32,644	5,842	1,798	5,097	4,367	34	-239	49,543
Debt securities in issue	1,949	18,610	33,037	55,221	34,857		-1,307	142,367
Subordinated loans					9,962	8,415	-499	17,878
Lease liabilities	20	44	162	607	328		-45	1,116
Financial liabilities	662,741	51,829	90,375	76,688	61,191	8,448	5,374	956,646

Other liabilities [3]	7,718	530	3,371	1,423	470			13,512

Total liabilities	670,459	52,359	93,745	78,111	61,661	8,448	5,374	970,158

Coupon interest due on financial liabilities	2,284	1,603	5,903	10,191	8,137	514		28,632

Commitments:
– Guarantees	26,355			3	550			26,908
– Irrevocable letters of credit	16,388							16,388
Guarantees issued by ING Groep N.V.	210							210
Irrevocable facilities	175,000	9	15	143	56			175,222
	217,953	9	15	146	606			218,728
[1]Includes liabilities on demand.
[2]This column reconciles the contractual undiscounted cash flows on financial liabilities to the statement of financial position values. The adjustments mainly relate to the impact of discounting and fair value hedge adjustments, and for derivatives, to the fact that the contractual cash flows are presented on a gross basis (unless the cash flows are actually settled net).
[3]Includes Other liabilities, Current and deferred tax liabilities, and Provisions as presented in the Consolidated statement of financial position.